Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012	Jan. 29, 2011
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 118	$ 111
Accumulated benefit obligation	96	98
Fair value of plan assets	$ 93	$ 92